Lease commitments	12 Months Ended
Mar. 31, 2016
Lease commitments
Lease commitments

21. Lease commitments:

NIDEC leases certain assets under capital lease and operating lease arrangements. An analysis of leased assets under capital leases is as follows:

	Yen in millions
	March 31
Class of property	2015	2016
Machinery and equipment	¥7,322	¥13,389
Other leased assets	107	134
Less — Accumulated amortization	(3,289)	(8,262)

	¥4,140	¥5,261

Amortization expenses under capital leases for the years ended March 31, 2014, 2015 and 2016 were ¥1,305 million, ¥1,109 million and ¥5,970 million, respectively.

The future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2016 are as follows:

Yen in Millions
Year ending March 31:
2017	¥2,314
2018	6,571
2019	85
2020	87
2021	14
2022 and thereafter	11

Total minimum lease payments	9,082
Less — Amount representing interest	(334)

Present value of net minimum lease payments	8,748
Less — Current obligations	(2,273)

Long-term capital lease obligations	¥6,475

Rental expenses under operating leases for the years ended March 31, 2014, 2015 and 2016 were ¥2,586 million, ¥2,911 million and ¥2,882 million, respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year as of March 31, 2016 are as follows:

Yen in millions
Year ending March 31:
2017	¥2,363
2018	1,772
2019	1,492
2020	1,210
2021	957
2022 and thereafter	1,489

Total minimum future rentals	¥9,283

NIDEC is a lessor in direct financing leases and operating leases for which a portion of the land, office and manufacturing facilities is subleased over various terms. The direct financing leases did not have a material impact on our consolidated financial position or results of operations.

Rental revenues under operating leases for the years ended March 31, 2014, 2015 and 2016 were ¥175 million, ¥39 million and ¥151 million, respectively.

The future minimum lease payments to be received under operating leases that have remaining non-cancelable terms as of March 31, 2016 are as follows:

Yen in millions
Year ending March 31:
2017	¥127
2018	64
2019	34
2020	32
2021	32
2022 and thereafter	59

Total minimum future rentals	¥348